Equity - Schedule of Summary of Activity (Details) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options Outstanding, balance ending	55,929	68,180	59,855	37,617
Weighted- Average Exercise Price, balance ending	$ 233.94	$ 275.6	$ 287.2	$ 203.95
Weighted- Average Life (years), balance ending	7 years 4 months 9 days	8 years 5 months 8 days	9 years 1 month 9 days	9 years 10 months 6 days
Stock options Outstanding,Exercisable	43,347
Weighted- Average Exercise Price,Exercisable	$ 233.66
Weighted- Average Life (years),Exercisable	7 years 25 days
Stock options Outstanding,Expected to vest	12,582
Weighted- Average Exercise Price,Expected to vest	$ 234.88
Weighted- Average Life (years),Expected to vest	1 year 6 months 18 days
Stock options Outstanding, Grants	3,000	9,626	22,363
Weighted- Average Exercise Price, Grants	$ 18.4	$ 179.2	$ 429.2
Weighted- Average Life (years), Grants	10 years	10 years	10 years
Stock options Outstanding, Exercised	(8,388)
Weighted- Average Exercise Price, Exercised	$ 351.19
Weighted- Average Life (years),Exercised
Stock options Outstanding, Forfeited	(6,863)	(1,301)	(125)
Weighted- Average Exercise Price, Forfeited	$ 391.21	$ 278.8	$ 611.2
Weighted- Average Life (years),Forfeited
Stock options Outstanding, Expiry
Weighted- Average Exercise Price, Expiry
Weighted- Average Life (years),Expiry